INVENTORY (Details Narrative) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Cost of sales	$ 2,131,088	$ 1,610,663	$ 4,095,680	$ 2,848,291
Reserve inventory write down	43,662	10,421	149,503	28,246
Inventory [member]
IfrsStatementLineItems [Line Items]
Cost of sales	$ 1,876,934	$ 1,410,092	$ 3,710,185	$ 2,481,257